Consolidated Balance Sheets (Parentheticals) - ₪ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Ordinary shares, par value (in New Shekels per share)	₪ 0.01	₪ 0.01
Ordinary shares, shares authorized	1,200,000,000	1,200,000,000
Ordinary shares, shares issued	147,134,792	90,205,191
Ordinary shares, shares outstanding	147,134,792	90,205,191